NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 06, 2023	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) Segments $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Mar. 14, 2024 $ / shares	Jun. 02, 2023 USD ($)	Aug. 23, 2022 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value | $ / shares		$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001
Reverse stock split	1-for-20 reverse stock split
Sales return and allowances				$ 86,370	$ 117,713	$ 117,713	$ 118,026
Cash, FDIC insured amount		$ 250,000		250,000		250,000
Uninsured balance		0		0		29,700	2,495,189
Restricted cash		0		0		97,600
Advertising expense						$ 5,773,965	$ 7,668,641
Percentage of income tax benefits						greater than 50% likely	greater than 50% likely
Interest Expense						$ 0	$ 0
Penalties						0	0
Leases receivable allowance						0
Principal amount		145,328		145,328		147,781	150,000			$ 125,000
Principal payment						2,849,846
Remaining balance						$ 150,154	1,598,340
Maturity date						Dec. 31, 2023
Operating losses		7,382,299	$ 5,148,043	14,935,492	16,261,554	$ 22,240,553	29,733,258
Accumulated deficit		$ 130,154,168		130,154,168		117,668,781	91,980,234
Underwritten of initial public offering								$ 66,600,000
Deferred revenue						10,300,000
Net Income (Loss) Attributable to Parent				12,485,388
Net Cash Provided by (Used in) Operating Activities				4,086,023	5,842,158	9,893,838	18,580,385
Net Cash Provided by (Used in) Investing Activities				392,523	(197,241)	(240,706)	(2,940,591)
Net Cash Provided by (Used in) Financing Activities				3,330,482	4,715,031	7,380,494	(6,954,617)
Contract liabilities, revenue recognized				$ 2,033,814	$ 2,163,708	(2,562,510)	(2,419,428)
Number of operating segments | Segments				3
Shipping and Handling [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shipping and handling costs						51,061	$ 70,749
Merger Agreement [Member] | Predecessor Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value | $ / shares											$ 0.001
Merger Agreement [Member] | Registrant Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value | $ / shares											$ 0.001
Co Marketing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount						$ 3,000,000